Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Maximum Potential Amount of Future Payments under Guarantees

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2018	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,165	1,084	908	173
Guarantees on loans	241	123	28	90
Guarantees on securities	164	32	132	—
Other guarantees	2,210	1,555	614	41
Guarantees for the repayment of trust principal	709	639	49	21
Liabilities of trust accounts	13,861	13,546	149	166
Derivative financial instruments	11,654	4,911	4,996	1,747

2019	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,307	1,265	878	164
Guarantees on loans	289	164	46	79
Guarantees on securities	145	91	54	—
Other guarantees	2,324	1,447	834	43
Guarantees for the repayment of trust principal	65	—	47	18
Liabilities of trust accounts	362	61	148	153
Derivative financial instruments	14,170	5,807	6,434	1,929

Summary of Contractual Amounts with Regard to Undrawn Commitments

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2018 and 2019:

	2018	2019
	(in billions of yen)
Commitments to extend credit (Note)	78,448	76,857
Commercial letters of credit	690	778

Total	79,138	77,635

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases

clauses of rentals. The table below shows future minimum lease payments for capitalized leases and future minimum rental payments for operating leases at March 31, 2019:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2020	9,942	51,329
2021	7,347	41,227
2022	4,454	34,707
2023	2,661	24,633
2024	915	23,425
2025 and thereafter	222	297,183

Total minimum lease/rental payments	25,541	472,504

Amount representing interest	25,020

Present value of minimum lease payments	521

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2018 and 2019:

	2018	2019
	(in billions of yen)
Investment grade	3,930	4,124
Non-investment grade	850	941

Total	4,780	5,065

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.